CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Total revenue	$ 73,390	$ 62,565	$ 46,252
Cost of revenue:
Total cost of revenue	33,930	45,511	107,475
Gross profit (loss)	39,460	17,054	(61,223)
Operating expenses:
Research and development	89,121	74,461	49,738
Sales and marketing	59,888	49,604	26,263
General and administrative	83,471	85,717	24,395
Total operating expenses	232,480	209,782	100,396
Loss from operations	(193,020)	(192,728)	(161,619)
Interest income	3,384	2,573	285
Interest expense	(2)	(651)	(1,141)
Change in fair value of warrant liabilities	20,859	161,095
Other income (expense), net	98	(2,577)	(231)
Loss before provision for income taxes	(168,681)	(32,288)	(162,706)
Provision for income taxes	42	121	39
Net loss and comprehensive loss	$ (168,723)	$ (32,409)	$ (162,745)
Net loss per common share - basic	$ (0.84)	$ (0.19)	$ (26.87)
Net loss per common share - diluted	$ (0.84)	$ (0.19)	$ (26.87)
Weighted-average common shares outstanding - basic	199,848,386	173,810,053	6,056,574
Weighted-average common shares outstanding - diluted	199,848,386	173,810,053	6,056,574
Product
Revenue:
Total revenue	$ 50,263	$ 47,868	$ 38,347
Cost of revenue:
Total cost of revenue	26,804	29,308	46,294
Software and other services
Revenue:
Total revenue	23,127	14,697	7,905
Cost of revenue:
Total cost of revenue	$ 7,126	2,238	1,068
Loss on product purchase commitments
Cost of revenue:
Total cost of revenue		$ 13,965	$ 60,113